Financial Instruments - Fair Value Hierarchy (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Financial Assets and Liabilities [Line Items]
Assets	$ 7,202.7	$ 7,213.1
Liabilities	(2,486.1)	(2,440.6)
Assets (liabilities)	4,716.6	4,772.5
Level 1 | Recurring fair value measurement
Disclosure of Financial Assets and Liabilities [Line Items]
Assets (liabilities)	24.5	41.3
Level 1 | Recurring fair value measurement | Derivatives
Disclosure of Financial Assets and Liabilities [Line Items]
Liabilities	0.0	0.0
Level 1 | Recurring fair value measurement | Investments
Disclosure of Financial Assets and Liabilities [Line Items]
Assets	24.5	41.3
Level 1 | Recurring fair value measurement | Trade receivables from provisional concentrate sales
Disclosure of Financial Assets and Liabilities [Line Items]
Assets	0.0	0.0
Level 1 | Recurring fair value measurement | Derivatives
Disclosure of Financial Assets and Liabilities [Line Items]
Assets	0.0	0.0
Level 1 | Recurring fair value measurement | Contingent consideration
Disclosure of Financial Assets and Liabilities [Line Items]
Assets	0.0	0.0
Level 2 | Recurring fair value measurement
Disclosure of Financial Assets and Liabilities [Line Items]
Assets (liabilities)	18.4	24.3
Level 2 | Recurring fair value measurement | Derivatives
Disclosure of Financial Assets and Liabilities [Line Items]
Liabilities	(12.8)	(0.1)
Level 2 | Recurring fair value measurement | Investments
Disclosure of Financial Assets and Liabilities [Line Items]
Assets	0.0	0.0
Level 2 | Recurring fair value measurement | Trade receivables from provisional concentrate sales
Disclosure of Financial Assets and Liabilities [Line Items]
Assets	31.2	17.5
Level 2 | Recurring fair value measurement | Derivatives
Disclosure of Financial Assets and Liabilities [Line Items]
Assets	0.0	6.9
Level 2 | Recurring fair value measurement | Contingent consideration
Disclosure of Financial Assets and Liabilities [Line Items]
Assets	0.0	0.0
Level 3 | Recurring fair value measurement
Disclosure of Financial Assets and Liabilities [Line Items]
Assets (liabilities)	36.8	0.0
Level 3 | Recurring fair value measurement | Derivatives
Disclosure of Financial Assets and Liabilities [Line Items]
Liabilities	0.0	0.0
Level 3 | Recurring fair value measurement | Investments
Disclosure of Financial Assets and Liabilities [Line Items]
Assets	0.0	0.0
Level 3 | Recurring fair value measurement | Trade receivables from provisional concentrate sales
Disclosure of Financial Assets and Liabilities [Line Items]
Assets	0.0	0.0
Level 3 | Recurring fair value measurement | Derivatives
Disclosure of Financial Assets and Liabilities [Line Items]
Assets	0.0	0.0
Level 3 | Recurring fair value measurement | Contingent consideration
Disclosure of Financial Assets and Liabilities [Line Items]
Assets	$ 36.8	$ 0.0